Other assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Assets
Indemnification assets	R$ 78,701	R$ 81,855
Advances	35,140	39,890
Judicial deposits	16,938	14,187
Prepaid expenses	19,761	15,820
Other FIES credits	8,982	8,674
Dividends	1,628	1,668
Deferred tax assets		3,233
Other assets	11,870	12,306
Total	173,020	177,633
Current	57,145	60,287
Non-current	R$ 115,875	R$ 117,346